Share capital and reserves (Details Narrative)					1 Months Ended																6 Months Ended				12 Months Ended
	Apr. 10, 2026 CAD ($) $ / shares shares	Sep. 03, 2025 USD ($) shares	Sep. 03, 2025 CAD ($) shares	Apr. 02, 2025 USD ($) shares	Jul. 16, 2026	May 16, 2026 shares	Apr. 24, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 CAD ($) $ / shares shares	Jan. 26, 2026 shares	Jan. 16, 2026 CAD ($) $ / shares shares	Nov. 28, 2025 CAD ($) $ / shares shares	Oct. 30, 2025 USD ($) shares	Oct. 30, 2025 CAD ($) shares	Oct. 21, 2025 CAD ($) $ / shares shares	Sep. 26, 2025 CAD ($) $ / shares shares	Jul. 25, 2025 CAD ($) $ / shares shares	Jul. 25, 2025 CAD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 CAD ($) shares	Oct. 30, 2024 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Jan. 12, 2026 USD ($) shares	Jan. 12, 2026 CAD ($) shares	Sep. 03, 2025 $ / shares	Apr. 30, 2025 $ / shares	Apr. 02, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued																					302,964,194		281,440,144		281,440,144
Common shares outstanding																					302,964,194		281,440,144		281,440,144
Fair value of shares issued | $																					$ 90,267,049		$ 87,127,627		$ 87,127,627
Proceeds from issuing shares | $																								$ 4,929,842
Fair value of the exercised warrants | $																					2,865,257		3,748,072	7,310
Number of shares issued for non-brokered private placement		32,000,000	32,000,000															88,375,000	88,375,000
Par value per share | $ / shares																													$ 0.25	$ 0.08	$ 0.09
Proceeds from issuing shares for non-brokered private placement		$ 5,800,992	$ 8,000,000															$ 4,968,222	$ 7,070,000				$ 5,800,992	4,968,222
Finders' fees | $		$ 65,261																$ 47,235
Number of shares issued to a creditor				2,149,174
Debt Settlement Value | $				$ 134,118																				134,118
Incentive stock options vested to two employees and two consultants	25.00%
Incentive stock options vested to One Consultant							25.00%
Incentive stock options amortized | $																					1,541,454			$ 84,918
Amount amortized recognized in P&L | $																					$ 373,672				$ 405,606
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Incentive stock options issued during the period incentive stock options to one consultant									6,465,000							8,600,000	8,600,000
Options are exercisable | $ / shares										$ 0.37							$ 0.25
Incentive stock options vested to directors, officers, employees and consultants										25.00%						25.00%	25.00%
Fair value of the stock options granted | $										$ 2,187,289						$ 1,993,386	$ 1,993,386
Incentive stock options vested to directors, officers, employees and consultants Value						4,000				60,650
Incentive stock options vested to directors, officers, employees and consultants					50.00%	50.00%
RSUs to directors, officers, and consultants																				900,000
Value per RSU to directors, officers, and employees | $ / shares																$ 0.25				$ 0.135
RSUs to directors vesting												900,000	900,000
RSUs to directors fair value												$ 86,888	$ 125,000
Description of vesting conditions of share based payment arrangement																On July 25, 2025, the Company issued 7,930,000 RSUs to directors, officers, and employees of the Company, with a value of $0.25 per RSU at the issuance date. 7,750,000 RSUs will be vested 25% at each anniversary until July 25, 2029, and 180,000 RSUs will be vested 1/3 at each anniversary until July 25, 2028. The recipients will receive 1,937,500 and 60,000 common shares of the Company at each anniversary respectively.	On July 25, 2025, the Company issued 7,930,000 RSUs to directors, officers, and employees of the Company, with a value of $0.25 per RSU at the issuance date. 7,750,000 RSUs will be vested 25% at each anniversary until July 25, 2029, and 180,000 RSUs will be vested 1/3 at each anniversary until July 25, 2028. The recipients will receive 1,937,500 and 60,000 common shares of the Company at each anniversary respectively.
RSUs to directors, officers, and employees																7,930,000	7,930,000
Consultant [Member]
IfrsStatementLineItems [Line Items]
Incentive stock options issued during the period incentive stock options to one consultant							500,000	200,000						400,000	250,000
Options are exercisable | $ / shares														$ 0.35	$ 0.405
Incentive stock options vested to directors, officers, employees and consultants								25.00%
Fair value of the stock options granted | $							$ 157,753	$ 72,480						$ 121,555	$ 93,876
Incentive stock options vested to directors, officers, employees and consultants Value								2,000
Options are exercisable | $ / shares								$ 0.39
Options are exercisable | $ / shares							$ 0.34
Two Consultants [Member]
IfrsStatementLineItems [Line Items]
Incentive stock options issued during the period incentive stock options to one consultant											900,000
Options are exercisable | $ / shares											$ 0.38
Fair value of the stock options granted | $											$ 325,986
Two Employees And Two Consultants [Member]
IfrsStatementLineItems [Line Items]
Incentive stock options issued during the period incentive stock options to one consultant	1,700,000
Fair value of the stock options granted | $	$ 544,703
Options are exercisable | $ / shares	$ 0.35
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		2,864,850			21,367,800		27,182,726		27,182,726
Proceeds from issuing shares																					$ 2,865,257	$ 3,758,642			$ 3,755,382	$ 4,836,972
Fair value of the exercised warrants																					$ 231,764	253,206			$ 560,913	$ 763,211
Par value per share | $ / shares																														$ 0.08
Non-transferable finders' warrants value | $																		$ 65,750
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																					56,250						100,000	100,000
Fair value of shares issued																											$ 31,161	$ 43,000
Proceeds from issuing shares																					$ 6,162	8,438
Fair value of the exercised options																					$ 5,078	$ 6,953
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												900,000	900,000
RSUs vested												900,000	900,000